EQUITY - Schedule of Changes In Equity (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
General partnership units
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	139	139
Exchange LP Units exchanged (in shares)		0
Distribution Reinvestment Program (in shares)	0	0
Issued under unit-based compensation plan (in shares)	0	0
Repurchases of LP Units (in shares)	0	0
Outstanding, end of period (in shares)	139	139
General partnership units | BPYU Units
Reconciliation of number of shares outstanding [abstract]
Exchange LP Units exchanged (in shares)	0
Limited partnership units
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	439,802	424,198
Exchange LP Units exchanged (in shares)	50	425
Distribution Reinvestment Program (in shares)	495	257
Issued under unit-based compensation plan (in shares)	0	858
Repurchases of LP Units (in shares)	(10,394)	(22,252)
Outstanding, end of period (in shares)	437,911	439,802
Limited partnership units | BPYU Units
Reconciliation of number of shares outstanding [abstract]
Exchange LP Units exchanged (in shares)	(7,958)	(36,316)